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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07404

Invesco California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco California Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2013

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–157.02%

California–149.08%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012, Ref. RB	5.00%	07/01/42	$2,000	$2,100,440
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	3,000	3,287,100
Alameda (County of) Corridor Transportation Authority; Series 2013 A, Ref. Sr. Lien RB (INS-AGM) (a)	5.00%	10/01/29	3,050	3,499,295
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	235	268,405
Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	852,848
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.50%	01/01/30	1,725	1,892,359
Series 2010 A, RB	7.63%	01/01/40	750	820,755
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	1,120	381,752
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/36	1,805	574,261
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(c)	4.50%	10/01/37	4,000	4,124,040
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS-AGM) (a)(c)	5.00%	02/01/31	4,250	4,378,860
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	4,970	3,147,650
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,000	1,102,250
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,500	2,754,625
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB (c)(d)(e)	5.00%	04/01/17	6,000	6,976,020
Series 2009 F-1, Toll Bridge RB (c)	5.13%	04/01/39	4,500	5,044,140
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/26	4,315	5,121,905
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/29	4,795	5,676,417
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,245	810,072
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/28	3,000	1,744,950
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/31	2,010	979,734
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	430	199,585
Brea (City of) Redevelopment Agency (Redevelopment Project AB); Series 2001 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/20	3,535	3,539,984
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/20	1,510	1,516,342
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (c)(f)	4.95%	12/01/37	9,000	9,278,190
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB	5.00%	12/01/29	2,000	2,320,740
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/22	2,000	2,331,420
California (State of) Educational Facilities Authority (California College of Arts); Series 2012, RB	5.25%	06/01/30	1,125	1,218,915
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,750	1,936,620
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (c)	5.00%	01/01/38	7,480	8,087,675
California (State of) Educational Facilities Authority (OTIS College of Art and Design - Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	580	580,464
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	5.38%	04/01/34	2,000	2,203,700
Series 2009, RB	6.00%	04/01/40	1,000	1,162,920
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (c)	5.25%	10/01/39	10,200	11,761,314
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	2,500	2,872,900
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2004 G, RB	5.25%	07/01/23	2,555	2,664,201
Series 2009 A, RB	6.00%	07/01/39	2,500	2,973,025
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	4,000	4,316,800

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	$5,050	$5,338,506
California (State of) Health Facilities Financing Authority (Chinese Hospital Association); Series 2012, RB (INS-Cal Mortgage) (a)	5.00%	06/01/37	2,000	2,174,340
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/35	3,000	3,381,450
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	1,082,440
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB (c)	5.00%	08/15/51	12,000	13,123,800
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB	6.50%	10/01/33	3,000	3,600,120
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (c)	5.00%	11/15/36	6,250	6,794,938
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	4,000	4,510,000
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	3,500	4,109,210
Series 2011 D, Ref. RB (c)	5.25%	08/15/31	10,000	11,464,800
California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS-NATL) (a)(f)	5.85%	08/01/17	2,005	2,017,491
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	482,650
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/19	1,215	1,329,599
Series 2007, COP	5.25%	02/01/37	6,500	6,775,340
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	3,850	4,196,192
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (g)	6.00%	07/01/28	1,000	1,048,000
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/27	1,500	1,559,895
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	6,000	6,056,460
California (State of) Pollution Control Financing Authority (San Diego Gas & Electric); Series 1996 A, Ref. PCR (INS-NATL) (a)	5.90%	06/01/14	1,000	1,056,690
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	5,000	5,328,200
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (f)	5.13%	11/01/23	2,000	2,145,560
California (State of) Public Works Board (Department of Mental Health - Coalinga State Hospital); Series 2004 A, Lease RB (d)(e)	5.00%	06/01/14	2,000	2,095,060
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/38	1,000	1,072,090
California (State of) Rural Home Mortgage Finance Authority (Mortgage-Backed Securities Program); Series 1998 A, Single Family Mortgage RB (CEP-GNMA) (f)	6.35%	12/01/29	5	5,092
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/19	1,825	1,946,910
Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	2,127,666
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/47	2,060	2,211,657
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	4,000	4,478,720
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,334,600
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,698,350
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	4,325	4,907,664
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal Mortgage) (a)	6.25%	08/15/28	2,750	3,276,047
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (g)	5.13%	04/01/37	1,500	1,555,830

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	$3,000	$3,245,340
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,000	5,432,700
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (a)	6.75%	02/01/38	1,785	2,175,487
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	7.25%	11/15/41	2,000	2,310,580
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS-NATL) (a)	5.13%	07/01/24	1,950	2,231,853
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (c)	5.00%	12/01/41	10,090	11,143,699
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/31	1,425	1,593,592
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	3,119,750
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,338,428
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,750	3,318,177
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	2,215	2,624,709
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,564,390
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	4,340	4,940,048
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,955	6,817,165
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	3,050	3,425,180
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,500	3,798,725
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	5,000	5,479,900
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,210	2,536,925
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	7,500	8,316,375
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	5,355	5,826,829
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/25	2,000	2,265,680
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/38	2,000	2,210,440
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/43	1,000	1,094,160
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,147,100
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/28	1,500	1,950,525
California State University; Series 2005 A, Systemwide RB (INS-AMBAC) (a)	5.00%	11/01/35	2,000	2,121,540
Series 2009 A, Systemwide RB	5.25%	11/01/38	5,000	5,612,250
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (a)	5.00%	06/01/36	1,000	1,077,930
Campbell Union High School District; Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/35	1,090	1,201,060
Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/38	1,620	1,779,052
Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax RB (INS-NATL) (a)	5.00%	09/01/29	1,000	1,020,600
Carson (City of) Redevelopment Agency; Series 2003 A, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/23	2,000	2,044,460
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	1,250	1,367,662
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2004, Ref. IDR (f)	4.00%	05/01/39	6,200	6,210,602
Chula Vista (City of) (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,127,180
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	625	314,425
Colton (City of) Redevelopment Agency (Mount Vernon Corridor); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	2,001,000
Compton (City of); Series 2009, Water RB	6.00%	08/01/39	1,750	1,769,565
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.00%	11/01/25	2,000	2,089,520
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	1,935	1,981,343
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,045	2,254,306

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/39	$4,420	$1,172,847
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/48	2,860	461,003
East Bay Municipal Utility District; Series 2005 A, Sub. Water System RB (INS-NATL) (a)	5.00%	06/01/35	3,205	3,424,030
Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	2,745	3,167,181
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	1,000	1,087,690
Eden (Township of) Healthcare District; Series 2010, COP	6.00%	06/01/30	1,500	1,639,005
Series 2010, COP	6.13%	06/01/34	500	546,915
El Cerrito (City of) Redevelopment Agency; Series 1998 B, Ref. Tax Allocation RB (INS-NATL) (a)(f)	5.25%	07/01/15	610	626,122
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/31	2,735	1,162,566
Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	615	234,204
Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing); Series 1998 B, RB (INS-NATL) (a)	5.00%	09/01/19	1,000	1,001,700
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	4,580	4,611,923
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	3,000	3,101,790
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	2,560	1,257,677
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds (c)	5.00%	08/01/40	13,500	15,105,015
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (b)(d)	0.00%	01/01/27	2,950	1,999,156
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/08; Cost $1,533,048) (g)	6.00%	10/01/27	1,760	1,666,016
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/29	85	51,488
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	665	320,058
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/35	965	1,006,495
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,000	2,213,040
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	3,000	1,974,240
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/14	1,280	1,350,784
Series 2004, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/14	1,250	1,319,125
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	1,022,840
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,531,005
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/24	1,145	1,307,682
Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/25	500	564,785
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	3,110	3,157,116
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,015	1,103,021
La Quinta (City of) Financing Authority; Series 2004 A, Local Agency Tax Allocation RB (INS-AMBAC) (a)	5.25%	09/01/24	4,100	4,276,792
La Quinta (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2002, Tax Allocation RB (INS-AMBAC) (a)	5.00%	09/01/22	3,420	3,494,830
Series 2002, Tax Allocation RB (INS-AMBAC) (a)	5.13%	09/01/32	1,500	1,518,000
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.88%	08/01/39	1,000	1,138,350
Lathrop (City of) (Mossdale Village Assessment District No. 03-1); Series 2005, Special Assessment Improvement RB	5.00%	09/02/25	1,000	1,001,190
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,151,560
Long Beach (City of); Series 2005 A, Ref. Harbor RB (INS-NATL) (a)(f)	5.00%	05/15/24	2,750	2,960,072
Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,689,741
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds (c)	5.00%	08/01/31	11,625	13,230,994
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC) (a)	6.00%	11/01/19	3,000	3,014,070

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (City of) Community Redevelopment Agency (Grand Central Square- Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS-AMBAC) (a)(f)	4.75%	12/01/26	$2,215	$2,167,488
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB	5.13%	05/15/33	1,230	1,345,657
Series 2010 A, Sr. RB (c)	5.00%	05/15/35	6,000	6,686,400
Series 2010 D, Sr. RB (c)	5.25%	05/15/33	10,000	11,396,800
Los Angeles (City of) Department of Water & Power; Series 2009 A, Water System RB	5.38%	07/01/38	2,000	2,313,100
Series 2011 A, Power System RB (c)	5.00%	07/01/22	9,200	11,193,180
Series 2011 A, Water System RB	5.25%	07/01/39	2,000	2,264,720
Series 2012 A, Water System RB (c)	5.00%	07/01/43	5,250	5,834,325
Subseries 2003 A-2, Power System RB (d)(e)	5.00%	07/01/13	5,000	5,019,900
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,000	1,100,290
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/39	1,500	1,647,675
Subseries 2008 A-1, Power System RB (c)	5.25%	07/01/38	8,200	9,195,480
Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	3,825	3,839,956
Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	09/01/14	1,030	1,091,306
Series 2012 B, Ref. Sub. Wastewater System RB (c)	5.00%	06/01/32	10,000	11,326,900
Series 2013 A, Ref. Sub. Wastewater System RB	5.00%	06/01/35	5,000	5,684,750
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	2,450	2,624,979
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (c)	5.00%	08/01/33	8,000	8,991,520
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/26	1,200	609,972
Series 2003 A, COP (d)(e)	5.00%	09/01/13	1,250	1,264,963
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,221,920
Los Angeles Unified School District (Election of 2004); Series 2005 E, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	07/01/30	620	663,884
Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	2,000	2,196,780
Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	5,950	6,610,212
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/44	4,495	4,998,979
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/34	850	293,641
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/22	5,000	5,049,850
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC) (a)	5.00%	11/01/23	5,000	5,244,100
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,090,180
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	2,000	808,980
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(b)	0.00%	08/01/29	1,250	601,613
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	1,385	1,511,506
Series 2008 B, RB (g)	6.50%	03/01/28	2,175	2,447,984
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/25	975	1,070,131
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,000	1,086,700
Series 2012, Ref. Special Tax RB	5.00%	09/01/31	3,470	3,687,569
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	6,670	2,769,317
Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/33	820	304,343
National City (City of) Community Development Commission (National City Redevelopment); Series 2004 A, Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/32	1,730	1,766,832
Series 2011, Tax Allocation RB	7.00%	08/01/32	750	928,695
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	1,850	1,850,721
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/32	1,700	1,917,362

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	$6,000	$2,887,740
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/28	670	356,427
Oakland (City of); Series 2004 A, Sewer RB (INS-AGM) (a)	5.00%	06/15/25	2,355	2,456,877
Oakland (Port of);
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/26	5,000	5,670,500
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/31	5,000	5,463,900
Orange (County of) Sanitation District; Series 2007 B, COP (INS-AGM) (a)	5.00%	02/01/31	1,000	1,100,800
Orange (County of) Water District; Series 2003 B, COP (INS-NATL) (a)	5.00%	08/15/34	1,000	1,007,830
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/31	1,000	1,101,950
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (a)	5.00%	06/01/29	1,000	1,029,220
Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	6.20%	08/01/30	1,000	1,113,350
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (f)	5.45%	07/01/20	250	251,890
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (f)	5.55%	07/01/28	475	476,055
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.00%	07/01/18	250	258,460
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.40%	07/01/23	250	255,718
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (f)	6.50%	07/01/27	530	539,858
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	3,000	3,346,800
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	1,925	2,011,702
Perris (City of) Public Financing Authority;
Series 2002 A, Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/31	1,000	1,022,940
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	4,363,528
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL) (a)	5.50%	05/01/19	1,000	1,097,730
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	07/01/49	8,440	1,194,598
Poway (City of) Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.25%	06/15/23	7,390	7,414,239
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,425	1,475,060
Series 2012, Ref. Special Tax RB	5.00%	09/01/37	1,500	1,522,080
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 1999, Ref. Tax Allocation RB (INS-AGM) (a)	5.25%	09/01/20	1,000	1,002,650
Rancho Mirage (City of) Redevelopment Agency (Redevelopment Plan - 1984);
Series 2001 A-1, Tax Allocation RB (INS-NATL) (a)	5.00%	04/01/26	1,220	1,221,354
Series 2001 A-E, Tax Allocation RB (INS-NATL) (a)	5.25%	04/01/33	2,540	2,542,083
Rancho Mirage (City of) Redevelopment Agency; Series 2003 A, Housing Tax Allocation RB (INS-NATL) (a)	5.00%	04/01/33	1,000	1,000,170
Redding (City of); Series 2008 A, Electric System Revenue COP (INS-AGM) (a)	5.00%	06/01/27	725	807,998
Redlands (City of) Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS-NATL) (a)	4.75%	08/01/21	3,800	3,803,306
Regents of the University of California (UCLA Medical Center); Series 2004 A, RB (INS-AMBAC) (a)	5.25%	05/15/30	1,225	1,248,949
Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (a)(c)	4.50%	05/15/31	4,415	4,579,326
Series 2007 J, General RB (INS-AGM) (a)(c)	4.50%	05/15/35	3,585	3,703,197
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,846,625
Series 2009 O, General RB	5.25%	05/15/39	1,500	1,721,190
Series 2009 O, General RB (c)	5.25%	05/15/39	7,500	8,605,950
Series 2009 Q, General RB (c)(h)	5.00%	05/15/34	9,080	10,244,328
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,316,160
Riverside (City of);
Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,088,850
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	2,085	2,297,128
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	2,000	2,202,440
Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/32	5,000	5,578,300

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/36	$2,000	$2,024,060
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	06/01/20	1,650	1,345,476
Sacramento (City of) Financing Authority (Solid Waste & Redevelopment); Series 1999, Capital Improvement RB (INS-AMBAC) (a)	5.75%	12/01/22	180	180,218
Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS-AGM) (a)	5.00%	08/15/24	1,000	1,152,770
Series 2008 U, Electric RB (INS-AGM) (a)(c)	5.00%	08/15/24	4,960	5,717,739
Series 2008 U, Electric RB (INS-AGM) (a)(c)	5.00%	08/15/26	10,000	11,202,400
Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,850	3,295,968
Sacramento (City of) Regional Transit District; Series 2012, Farebox RB	5.00%	03/01/36	1,500	1,617,480
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,760,055
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,087,620
Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,800	4,099,098
Salinas Valley Solid Waste Authority;
Series 2002, RB (INS-AMBAC) (a)(f)	5.25%	08/01/27	1,000	1,003,180
Series 2002, RB (INS-AMBAC) (a)(f)	5.25%	08/01/31	2,000	2,006,420
San Bernardino Community College District (Election of 2002); Series 2006 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/31	2,225	2,424,894
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/37	3,000	3,170,400
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,816,850
Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	5,000	5,720,600
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/25	2,500	2,503,725
San Diego (County of) Regional Airport Authority;
Series 2010 A, Sub. RB	5.00%	07/01/34	3,000	3,249,720
Series 2010 A, Sub. RB	5.00%	07/01/40	2,500	2,690,325
Series 2013 B, Sr. RB (f)	5.00%	07/01/29	2,500	2,790,325
Series 2013 B, Sr. RB (f)	5.00%	07/01/38	3,000	3,212,100
San Diego (County of) Water Authority;
Series 2004 A, Revenue COP (d)(e)	5.00%	05/01/15	625	679,731
Series 2004 A, Revenue COP (INS-AGM) (a)(c)	5.00%	05/01/29	6,000	6,382,560
Series 2004 A, Revenue COP (INS-AGM) (a)	5.00%	05/01/29	75	79,782
Series 2008 A, COP (INS-AGM) (a)	5.00%	05/01/28	2,080	2,326,896
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (c)	5.25%	08/01/33	5,000	5,933,400
San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/16	455	456,720
San Francisco (City & County of) (Laguna Honda Hospital);
Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(c)	5.00%	06/15/28	9,500	10,163,670
Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	06/15/28	355	379,800
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	4,000	4,336,240
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	3,000	3,475,350
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/25	5,000	5,655,450
Series 2011 G, Second Series RB	5.25%	05/01/28	3,000	3,437,190
San Francisco (City & County of) Airport Commission (San Francisco International Airport- - SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM) (a)(f)	6.13%	01/01/27	1,660	1,666,474
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	6,300	7,088,697
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, Tax Allocation RB	6.50%	08/01/27	400	478,968
Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	606,350
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	1,000	1,093,720

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City of) Bay Area Rapid Transit District;
Series 2010, Ref. RB	5.00%	07/01/28	$1,000	$1,146,320
Series 2012 A, RB	5.00%	07/01/36	4,365	4,970,731
San Francisco (City of) Municipal Transportation Agency;
Series 2012 A, RB	5.00%	03/01/32	1,140	1,270,142
Series 2012 B, RB	5.00%	03/01/42	3,355	3,671,746
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/39	5,000	5,462,650
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/32	1,000	431,430
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	2,500	2,778,325
San Mateo (City of) Community Facilities District No. 2008-1 (Bay Meadows); Series 2013, Special Tax RB	5.00%	09/01/42	1,000	1,016,970
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.60%	08/01/23	2,000	2,362,420
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM) (a)(b)	0.00%	04/01/36	1,000	308,670
Santa Clara (City of);
Series 2003 A, Sub. Electric RB (d)(e)	5.00%	07/01/13	2,610	2,620,388
Series 2003 A, Sub. Electric RB (d)(e)	5.00%	07/01/13	2,735	2,745,885
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(c)	5.25%	05/15/36	10,000	11,358,000
Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB (INS-AMBAC) (a)	5.00%	04/01/32	1,680	1,870,982
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,713,585
Semitropic Improvement District; Series 2012 A, Ref. Water Storage District RB	5.00%	12/01/35	2,000	2,180,720
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	2,064,720
Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	3,000	3,037,680
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	1,520	808,610
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	5,000	2,456,400
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	1,210	563,182
South Orange (County of) Public Financing Authority; Series 1999, Reassessment RB (INS-AGM) (a)	5.80%	09/02/18	3,305	3,347,634
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2004 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/29	1,640	1,668,372
Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/28	2,250	2,279,002
Southern California Metropolitan Water District;
Series 2003 B-1, RB (d)(e)	5.00%	10/01/13	175	177,825
Series 2003 B-1, RB (d)(e)	5.00%	10/01/13	3,825	3,886,735
Series 2003 B-1, RB (d)(e)	5.00%	10/01/13	210	213,389
Series 2003 B-1, RB (d)(e)	5.00%	10/01/13	1,790	1,818,891
Series 2003 B-2, RB (d)(e)	5.00%	10/01/13	1,900	1,930,343
Series 2009 B, Ref. RB (c)	5.00%	07/01/27	7,825	9,123,715
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (c)	5.25%	07/01/29	2,850	3,335,042
Series 2011 1, RB (c)	5.25%	07/01/31	2,850	3,310,503
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements - East); Series 2012 B, Special Tax RB	5.25%	09/01/42	1,500	1,480,005
Turlock (City of) (Emanuel Medical Center, Inc.);
Series 2007 A, Health Facility Revenue COP	5.13%	10/15/31	1,000	1,113,960
Series 2007 B, Health Facility Revenue COP	5.13%	10/15/37	1,000	1,091,400
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	3,500	3,888,465
Tustin Unified School District (School Facilities Improvement District No. 2002-1- Election of 2002); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/28	250	279,803
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/23	1,000	1,156,240
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(e)	3.50%	06/03/13	2,300	2,300,000
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	3,000	2,980,620
Upland Unified School District (Election of 2000); Series 2001 B, Unlimited Tax GO Bonds (d)(e)	5.13%	08/01/13	1,000	1,008,180
Val Verde Unified School District (Refunding & School Construction); Series 2005 B, COP (INS-NATL) (a)	5.00%	01/01/35	1,330	1,343,247

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	$3,000	$3,385,320
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/28	2,185	2,353,551
Washington Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/13	1,375	1,385,959
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (a)	5.00%	08/01/27	1,640	1,829,338
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	5,000	2,968,200
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	9,370	3,694,591
Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/22	2,655	1,985,542
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/32	16,000	17,625,920
Yucaipa Valley Water District; Series 2004 A, COP (INS-NATL) (a)	5.25%	09/01/24	1,000	1,043,120
				961,437,215

Guam–2.55%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	3,150	3,423,766
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	595	650,752
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/26	2,500	2,871,925
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/27	1,500	1,709,805
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/30	4,000	4,496,080
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	3,000	3,307,890
				16,460,218

Puerto Rico–3.86%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/29	2,000	2,016,960
Series 2010 XX, RB	5.25%	07/01/40	2,450	2,441,106
Series 2012 A, RB	5.00%	07/01/29	2,000	1,977,060
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (d)(e)	5.45%	07/01/17	2,200	2,601,412
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	500	525,365
First Subseries 2010 C, RB	5.00%	08/01/35	2,000	2,053,780
First Subseries 2010 C, RB	5.25%	08/01/41	2,000	2,086,540
Series 2011 C, RB (c)	5.00%	08/01/40	3,930	4,149,412
Series 2011 C, RB (c)	5.25%	08/01/40	6,555	7,033,318
				24,884,953

Virgin Islands–1.53%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,965	3,444,114
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,000	1,112,980
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	3,000	3,275,520
Series 2012 A, RB (g)	4.00%	10/01/22	1,935	2,010,930
				9,843,544
TOTAL INVESTMENTS(i)–157.02% (Cost $937,563,491)				1,012,625,930
FLOATING RATE NOTE OBLIGATIONS–(29.35)%
Notes with interest rates ranging from 0.11% to 0.27% at 05/31/13 and contractual maturities of collateral ranging from 07/01/22 to 08/15/51 (See Note 1D)(j)				(189,260,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.20)%				(188,300,000)
OTHER ASSETS LESS LIABILITIES–1.53%				9,851,526
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$644,917,456

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	IDR	—	Industrial Development Revenue Bonds

AGM	—	Assured Guaranty Municipal Corp.	INS	—	Insurer

AMBAC	—	American Municipal Bond Assurance Corp.	MFH	—	Multi-Family Housing

BAN	—	Bond Anticipation Notes	NATL	—	National Public Finance Guarantee Corp.

CAB	—	Capital Appreciation Bonds	PCR	—	Pollution Control Revenue Bonds

CEP	—	Credit Enhancement Provider	RB	—	Revenue Bonds

COP	—	Certificates of Participation	Ref.	—	Refunding

FGIC	—	Financial Guaranty Insurance Co.	RN	—	Revenue Notes

FHA	—	Federal Housing Administration	Sr.	—	Senior

GNMA	—	Government National Mortgage Association	Sub.	—	Subordinated

GO	—	General Obligation

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bonds issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security subject to the alternative minimum tax.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $17,856,621, which represented 2.77% of the Trust’s Net Assets.

(h)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	13.4%
National Public Finance Guarantee Corp.	6.9
American Municipal Bond Assurance Corp.	5.5

(j)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Trust’s investments with a value of $336,592,621 are held by Dealer Trusts and serve as collateral for the $189,260,000 in floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and

Invesco California Value Municipal Income Trust

allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco California Value Municipal Income Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2013 was $31,036,558 and $29,510,280, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$75,105,588
Aggregate unrealized (depreciation) of investment securities	(3,033,779)
Net unrealized appreciation of investment securities	$72,071,809
Cost of investments for tax purposes is $940,554,121.

Invesco California Value Municipal Income Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.